DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Summary (FY) (Details)			3 Months Ended	4 Months Ended	12 Months Ended
	Nov. 25, 2020 USD ($) $ / shares shares	Nov. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Business $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Business $ / shares
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering				$ 169,050,000	$ 0
Gross proceeds from issuance of private placement warrants				8,037,500	0
Net proceeds from Initial Public Offering and Private Placement	$ 22,837,500	$ 175,087,500		175,087,501	0
Net proceeds from Initial Public Offering and Private Placement (in dollars per share) | $ / shares		$ 10.15
Aggregate amount held in Trust Account	175,087,500
Transaction costs	10,050,665
Underwriting fees	3,450,000
Deferred underwriting fees	6,037,500		$ 6,037,500		$ 6,037,500
Other offering costs	$ 563,165
Number of business days calculated in Trust Account			2 days		2 days
Percentage of Public Shares that can be redeemed without prior consent			15.00%		15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period			100.00%		100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period			10 days		10 days
Cash			$ 263,247	1,478,928	$ 575,739
Marketable securities held in Trust Account			175,126,678	$ 175,089,531	175,110,029
Working capital deficit			$ 4,313,633		$ 2,550,274
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from Initial Public Offering and Private Placement (in dollars per share) | $ / shares			$ 10.15		$ 10.15
Amount of interest to pay dissolution expenses			$ 100,000		$ 100,000
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial Business Combination | Business			1		1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination			80.00%		80.00%
Post-transaction ownership percentage of the target business			50.00%		50.00%
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares	728,925	6,859,505
Gross proceeds from issuance of private placement warrants	$ 787,500	$ 7,250,000
Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share Price (in dollars per share) | $ / shares	$ 1.00	$ 1.00
Warrants issued (in shares) | shares	450,000	5,000,000
Gross proceeds from issuance of private placement warrants		$ 5,000,000
Private Placement Warrant [Member] | Jefferies LLC [Member]
Proceeds from Issuance of Equity [Abstract]
Share Price (in dollars per share) | $ / shares	$ 1.21	$ 1.21
Warrants issued (in shares) | shares	278,925	1,859,505
Gross proceeds from issuance of private placement warrants		$ 2,250,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering			$ 175,087,500		$ 175,087,500
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		15,000,000
Share Price (in dollars per share) | $ / shares		$ 10.00
Gross proceeds from initial public offering		$ 150,000,000
Redemption price (in dollars per share) | $ / shares		$ 10.15
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares	728,925	6,859,505
Gross proceeds from issuance of private placement warrants	$ 787,500	$ 7,250,000
Private Placement [Member] | Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share Price (in dollars per share) | $ / shares	$ 1.00	$ 1.00
Private Placement [Member] | Private Placement Warrant [Member] | Jefferies LLC [Member]
Proceeds from Issuance of Equity [Abstract]
Share Price (in dollars per share) | $ / shares	$ 1.21	$ 1.21
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	2,250,000
Share Price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 22,500,000